Offerings - Offering: 1	May 23, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	114.87
Maximum Aggregate Offering Price	$ 126,357,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 19,346
Offering Note
(1)    Represents common stock reserved for issuance under the Registrant’s 2000 Long-Term Incentive and Compensation Plan (the “2000 Plan”).
(2)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall include an additional indeterminate number of shares of the Registrant’s common stock that may become issuable under the 2000 Plan as a result of any future stock splits, stock dividends or similar adjustments of the Registrant's outstanding common stock.
(3)    Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high ($115.62) and low ($114.11) sales price for the Registrant's common stock as reported by the New York Stock Exchange on May 16, 2025.